CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
As of December 31, 2024, 2023 and 2022, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2024	2023	2022
Cash and cash equivalents	129,106	116,382	134,784
Short-term restricted cash	2,623	2,254	3,289
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	131,729	118,636	138,073